Transamerica International Stock

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Australia - 4.0%
BlueScope Steel Ltd.	49,922	$ 586,403
Commonwealth Bank of Australia	27,083	1,923,364
Computershare Ltd.	30,408	530,727
National Australia Bank Ltd.	88,605	1,913,559
Perseus Mining Ltd.	606,808	720,173
Scentre Group, REIT	166,698	337,768
South32 Ltd.	320,807	874,396

		6,886,390

Austria - 0.3%
voestalpine AG	22,550	507,750

Belgium - 0.4%
Anheuser-Busch InBev SA	12,260	656,741

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	1,167,500	787,135

Denmark - 4.9%
AP Moller - Maersk AS, Class B	680	1,856,626
Danske Bank AS	31,097	434,870
Genmab AS (A)	3,655	1,300,522
Novo Nordisk AS, Class B	37,711	4,392,342
Pandora AS	3,841	285,354

		8,269,714

Finland - 2.4%
Nokia OYJ	236,966	1,234,256
Nordea Bank Abp	286,635	2,826,211

		4,060,467

France - 10.2%
BNP Paribas SA	10,891	512,033
Capgemini SE	7,916	1,509,873
Cie de Saint-Gobain	33,610	1,567,228
Eiffage SA	14,152	1,328,009
LVMH Moet Hennessy Louis Vuitton SE	4,788	3,324,567
Pernod Ricard SA (B)	8,909	1,750,123
Publicis Groupe SA	9,164	487,665
Remy Cointreau SA	3,893	769,090
Rexel SA	27,854	495,034
Sanofi	22,664	2,252,202
Sartorius Stedim Biotech	1,712	684,867
Societe Generale SA	15,362	342,825
TotalEnergies SE	35,185	1,797,157
Veolia Environnement SA	25,776	644,679

		17,465,352

Germany - 6.2%
Bayer AG	15,917	928,443
Bayerische Motoren Werke AG	14,505	1,185,252
Brenntag SE	6,107	428,987
Deutsche Post AG	48,822	1,949,944
Deutsche Telekom AG	107,286	2,038,324
Infineon Technologies AG	44,240	1,213,258
Mercedes-Benz Group AG	11,363	670,121
Merck KGaA	11,413	2,173,727

		10,588,056

Hong Kong - 2.3%
ASMPT Ltd.	61,500	490,009

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings Ltd.	245,000	$ 1,625,153
New World Development Co. Ltd.	172,000	574,071
Pacific Basin Shipping Ltd.	2,719,000	1,300,323

		3,989,556

Ireland - 0.3%
James Hardie Industries PLC, CDI	17,614	435,008

Israel - 0.6%
Teva Pharmaceutical Industries Ltd., ADR (A)	114,900	1,077,762

Italy - 1.7%
Enel SpA	96,799	487,989
Eni SpA	71,629	861,022
Ferrari NV	3,577	753,841
Leonardo SpA	79,539	745,010

		2,847,862

Japan - 24.3%
Canon, Inc. (B)	121,900	2,883,888
Cosmo Energy Holdings Co. Ltd.	16,300	494,385
Electric Power Development Co. Ltd., Class C	42,200	712,029
FUJIFILM Holdings Corp.	35,100	2,004,983
Fujitsu Ltd.	11,700	1,568,530
Honda Motor Co. Ltd.	43,300	1,109,657
Ibiden Co. Ltd.	15,500	457,429
Inpex Corp.	42,100	482,541
ITOCHU Corp.	90,200	2,625,691
Japan Tobacco, Inc.	31,700	569,193
KDDI Corp.	26,800	859,270
Marubeni Corp.	176,100	1,638,129
Mitsubishi Corp.	51,300	1,524,599
Mitsubishi UFJ Financial Group, Inc.	129,100	727,413
Mitsui & Co. Ltd.	32,500	717,024
Mizuho Financial Group, Inc.	46,690	556,842
Murata Manufacturing Co. Ltd.	19,700	1,150,691
Nintendo Co. Ltd.	5,000	2,238,845
Nippon Telegraph & Telephone Corp.	133,900	3,824,896
Nippon Yusen KK (B)	21,500	1,688,853
Olympus Corp.	37,300	798,300
Ono Pharmaceutical Co. Ltd.	30,500	857,626
Otsuka Holdings Co. Ltd.	22,500	802,137
Renesas Electronics Corp. (A)	48,600	462,857
Sekisui House Ltd. (B)	36,500	646,466
Seven & i Holdings Co. Ltd.	43,000	1,752,689
SoftBank Group Corp.	12,100	508,282
Sony Group Corp.	18,600	1,577,799
Sumitomo Mitsui Financial Group, Inc.	26,800	825,404
Sysmex Corp.	14,300	1,001,169
Takeda Pharmaceutical Co. Ltd.	19,700	579,846
Toyota Motor Corp.	230,900	3,747,743

		41,395,206

Netherlands - 5.8%
ASML Holding NV	4,709	2,706,535
ASR Nederland NV	10,057	420,357
Heineken NV	5,086	499,542
Just Eat Takeaway.com NV (A) (C)	35,859	652,364
Koninklijke Ahold Delhaize NV	64,498	1,776,192
NN Group NV	28,707	1,347,001
Prosus NV	4,900	318,562
Signify NV (C)	17,759	576,777
Stellantis NV	108,654	1,560,299

		9,857,629

Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Norway - 0.8%
Equinor ASA	35,950	$ 1,384,215

Singapore - 0.6%
DBS Group Holdings Ltd.	47,100	1,074,744

Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	100,897	457,232
Banco Santander SA	607,114	1,518,921
Iberdrola SA	136,034	1,452,635
Repsol SA	30,341	377,996
Telefonica SA	157,248	701,906

		4,508,690

Sweden - 0.6%
SSAB AB, B Shares	231,408	1,061,744

Switzerland - 8.4%
Alcon, Inc.	32,071	2,524,119
Cie Financiere Richemont SA, Class A	2,780	335,205
Glencore PLC	60,473	340,125
Nestle SA	20,240	2,479,952
Novartis AG	10,243	880,177
Roche Holding AG	6,338	2,104,245
Sonova Holding AG	4,542	1,635,945
Swiss Life Holding AG	3,357	1,778,325
UBS Group AG	91,296	1,491,806
Zurich Insurance Group AG	1,656	722,891

		14,292,790

United Kingdom - 18.4%
3i Group PLC	119,217	1,852,364
Anglo American PLC	15,704	567,619
Ashtead Group PLC	12,038	677,616
AstraZeneca PLC	19,453	2,558,871
BAE Systems PLC (D)	71,395	671,023
Barclays PLC	596,659	1,142,938
Bellway PLC	12,247	365,990
BP PLC	189,793	928,896
British American Tobacco PLC	44,496	1,743,515
Coca-Cola Europacific Partners PLC	25,354	1,372,158
Compass Group PLC	37,569	875,913
Diageo PLC	61,543	2,915,406
Ferguson PLC	9,218	1,159,612
GSK PLC	86,983	1,827,530
Halma PLC	27,150	752,189
HSBC Holdings PLC	396,967	2,474,418
Imperial Brands PLC	88,450	1,942,037
Lloyds Banking Group PLC (D)	1,238,919	685,938
RELX PLC	50,974	1,505,967
Rio Tinto PLC	20,271	1,223,750
Shell PLC	54,783	1,461,408
SSE PLC	87,319	1,885,950
Standard Chartered PLC	109,254	753,054

		31,344,162

Total Common Stocks (Cost $158,150,347)		162,490,973

	Shares	Value
PREFERRED STOCK - 1.3%
Germany - 1.3%
Volkswagen AG, 5.20% (E)	15,748	$ 2,226,607

Total Preferred Stock (Cost $2,439,531)		2,226,607

EXCHANGE-TRADED FUND - 1.0%
United States - 1.0%
iShares MSCI EAFE ETF (B)	25,400	1,669,288

Total Exchange-Traded Fund (Cost $1,853,008)		1,669,288

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (E)	2,441,950	2,441,950

Total Other Investment Company (Cost $2,441,950)		2,441,950

Total Investments (Cost $164,884,836)		168,828,818
Net Other Assets (Liabilities) - 1.0%		1,734,118

Net Assets - 100.0%		$ 170,562,936

Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	12.1%	$20,434,908
Banks	10.8	18,169,766
Automobiles	6.7	11,253,520
Trading Companies & Distributors	5.1	8,589,076
Beverages	4.7	7,963,060
Oil, Gas & Consumable Fuels	4.6	7,787,620
Diversified Telecommunication Services	3.9	6,565,126
Health Care Equipment & Supplies	3.5	5,959,533
Metals & Mining	3.5	5,881,960
Technology Hardware, Storage & Peripherals	2.9	4,888,871
Semiconductors & Semiconductor Equipment	2.9	4,872,659
Marine	2.9	4,845,802
Insurance	2.5	4,268,574
Tobacco	2.5	4,254,745
Textiles, Apparel & Luxury Goods	2.3	3,945,126
Electric Utilities	2.3	3,826,574
IT Services	2.1	3,609,130
Food & Staples Retailing	2.1	3,528,881
Capital Markets	2.0	3,344,170
Household Durables	1.5	2,590,255
Food Products	1.5	2,479,952
Electronic Equipment, Instruments & Components	1.4	2,360,309
Entertainment	1.3	2,238,845
Air Freight & Logistics	1.2	1,949,944
International Equity Funds	1.0	1,669,288
Industrial Conglomerates	1.0	1,625,153
Building Products	0.9	1,567,228
Professional Services	0.9	1,505,967
Aerospace & Defense	0.8	1,416,033
Wireless Telecommunication Services	0.8	1,367,552
Construction & Engineering	0.8	1,328,009
Biotechnology	0.8	1,300,522
Communications Equipment	0.7	1,234,256
Internet & Direct Marketing Retail	0.6	970,926
Hotels, Restaurants & Leisure	0.5	875,913
Machinery	0.5	787,135
Independent Power & Renewable Electricity Producers	0.4	712,029
Life Sciences Tools & Services	0.4	684,867
Commercial Services & Supplies	0.4	677,616
Multi-Utilities	0.4	644,679
Electrical Equipment	0.3	576,777
Real Estate Management & Development	0.3	574,071
Media	0.3	487,665
Construction Materials	0.3	435,008
Equity Real Estate Investment Trusts	0.2	337,768

Investments	98.6	166,386,868
Short-Term Investments	1.4	2,441,950

Total Investments	100.0%	$168,828,818

Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,449,920	$160,041,053	$—	$162,490,973
Preferred Stock	—	2,226,607	—	2,226,607
Exchange-Traded Fund	1,669,288	—	—	1,669,288
Other Investment Company	2,441,950	—	—	2,441,950

Total Investments	$6,561,158	$162,267,660	$—	$168,828,818

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,851,061, collateralized by cash collateral of $2,441,950 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,661,503. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $1,229,141, representing 0.7% of the Fund’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $1,356,961, representing 0.8% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at July 31, 2022.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Stock (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5